UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                New York, NY                  2/14/07
-----------------             ---------------               -----------
   [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

                                                            VALUE  SHARES /  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP    x($1000) PRN AMT   PRN CALL DISCRETN MANAGERS    SOLE     SHARED    NONE
---------------------------------------------------------------------------  ------ ------------------------------------------------
3COM CORP                      COM             885535104    3,204    779,500 SH       DEFINED    01       779,500
A D C TELECOMMUNICATIONS       NOTE 1.000% 6/1 000886AD3    1,875  2,000,000 PRN      DEFINED    01                        2,000,000
ADAPTEC INC                    COM             00651FAG3    2,213    474,800 SH       DEFINED    01       474,800
ADAPTEC INC                    NOTE 0.750%12/2 00651F108    2,799  3,076,000 PRN      DEFINED    01                        3,076,000
AEROPOSTALE                    COM             007865108    1,645     53,300 SH       DEFINED    01        53,300
ANHEUSER BUSCH COS INC         COM             035229103    1,230     25,000 SH       DEFINED    01        25,000
BEA SYS INC                    COM             073325102    2,208    175,500 SH       DEFINED    01       175,500
BERKSHIRE HATHAWAY INC DEL     CL B            084670108      293         80 SH       DEFINED    01            80
BERKSHIRE HATHAWAY INC DEL     CL A            084670207      220          2 SH       DEFINED    01             2
BORLAND SOFTWARE CORP          COM             099849101    1,279    235,200 SH       DEFINED    01       235,200
BROCADE COMMUNICATIONS SYS I   COM             111621108    3,286    400,300 SH       DEFINED    01       400,300
CHECKPOINT SYS INC             COM             162825103    1,350     61,600 SH       DEFINED    01        61,600
COMPUWARE CORP                 COM             205638109    1,479    177,500 SH       DEFINED    01       177,500
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0 207142AH3    2,569  2,850,000 PRN      DEFINED    01                        2,850,000
COVAD COMMUNICATIONS GROUP I   DBCV 3.000% 3/1 222814AR6      864  1,000,000 PRN      DEFINED    01                        1,000,000
CURAGEN CORP                   NOTE 4.000% 2/1 23126RAE1    1,754  2,083,000 PRN      DEFINED    01                        2,083,000
DISCOVERY HOLDING CO           CL A COM        25468Y107      853     53,000 SH       DEFINED    01        53,000
DOT HILL SYS CORP              COM             25848T109    1,350    343,500 SH       DEFINED    01       343,500
DST SYS INC DEL                DBCV 3.625% 8/1 233326AD9    2,674  2,000,000 PRN      DEFINED    01                        2,000,000
EXAR CORP                      COM             300645108      650     50,000 SH       DEFINED    01        50,000
FLIR SYS INC                   COM             302445101      293      9,200 SH       DEFINED    01         9,200
FLIR SYS INC                   NOTE 3.000% 6/0 302445AB7    1,530  1,000,000 PRN      DEFINED    01                        1,000,000
GASTAR EXPL LTD                COM             367299104      426    198,214 SH       DEFINED    01       198,214
GATEWAY INC                    NOTE 1.500%12/3 367626AB4    1,729  2,000,000 PRN      DEFINED    01                        2,000,000
GENESIS MICROCHIP INC DEL      COM             37184C103      663     65,400 SH       DEFINED    01        65,400
GREY WOLF INC                  NOTE 3.750% 5/0 397888AD0    2,372  2,000,000 PRN      DEFINED    01                        2,000,000
IMMUNOMEDICS INC               COM             452907108      780    215,000 CALL     DEFINED    01       215,000
IMMUNOMEDICS INC               COM             452907108       76     20,800 SH       DEFINED    01        20,800
INFINITY ENERGY RESOURCES IN   COM PAR .0001   45663L403      221     64,902 SH       DEFINED    01        64,902
INFOSPACE INC                  COM NEW         45678T201    3,103    151,300 SH       DEFINED    01       151,300
JDS UNIPHASE CORP              NOTE 11/1       46612JAB7    5,486  6,000,000 PRN      DEFINED    01                        6,000,000
LEVEL 3 COMMUNICATIONS INC     NOTE 6.000% 9/1 52729NAG5    3,761  4,000,000 PRN      DEFINED    01                        4,000,000
MAXXAM INC                     COM             577913106      266      9,150 SH       DEFINED    01         9,150
MCDONALDS CORP                 COM             580135101    1,791     40,400 SH       DEFINED    01        40,400
MERIDIAN RESOURCE CORP         COM             58977Q109      366    118,600 SH       DEFINED    01       118,600
MICROSOFT CORP                 COM             594918104     2696     90,300 SH       DEFINED    01        90,300
MIRANT CORP NEW                COM             60467R100    1,263     40,000 SH       DEFINED    01        40,000
NASDAQ 100 TR                  UNIT SER 1      631100104   38,844    900,000 CALL     DEFINED    01       900,000
NASDAQ 100 TR                  UNIT SER 1      631100104   21,580    500,000 CALL     DEFINED    01       500,000
NASDAQ 100 TR                  UNIT SER 1      631100104  125,164  2,900,000 CALL     DEFINED    01     2,900,000
NASDAQ 100 TR                  UNIT SER 1      631100104   43,160  1,000,000 CALL     DEFINED    01     1,000,000
NEOWARE INC                    COM             64065P102    3,100    234,700 SH       DEFINED    01       234,700
NEWMONT MINING CORP            COM             651639106    2,258     50,000 CALL     DEFINED    01        50,000
NEWMONT MINING CORP            COM             651639106       68      1,500 SH       DEFINED    01         1,500
NOKIA CORP                     SPONSORED ADR   654902204      833     41,000 SH       DEFINED    01        41,000
NOVELL INC                     COM             670006105    1,425    229,900 SH       DEFINED    01       229,900
PACIFIC SUNWEAR CALIF INC      COM             694873100      317     16,200 SH       DEFINED    01        16,200
PHOTRONICS INC                 NOTE 2.250% 4/1 719405AE2    2,283  2,000,000 PRN      DEFINED    01                        2,000,000
PIONEER NAT RES CO             COM             723787107      960     24,200 SH       DEFINED    01        24,200
PIXELWORKS INC                 SDCV 1.750% 5/1 72581MAB3    2,703  3,750,000 PRN      DEFINED    01                        3,750,000
PORTALPLAYER INC               COM             736187204    1,749    130,000 SH       DEFINED    01       130,000
POWERWAVE TECHNOLOGIES INC     NOTE 1.250% 7/1 739363AB5    2,880  3,000,000 PRN      DEFINED    01                        3,000,000
QUANTA SVCS INC                SDCV 4.500%10/0 74762EAC6    5,513  3,000,000 PRN      DEFINED    01                        3,000,000
RADWARE LTD                    ORD             M81873107      397     25,000 SH       DEFINED    01        25,000
RAMBUS INC DEL                 NOTE 2/0        750917AB2    5,262  5,000,000 PRN      DEFINED    01                        5,000,000
REALNETWORKS INC               NOTE 7/0        75605LAB0    3,142  2,500,000 PRN      DEFINED    01                        2,500,000
RED HAT INC                    DBCV 0.500% 1/1 756577AB8    3,736  3,500,000 PRN      DEFINED    01                        3,500,000
SANMINA SCI CORP               COM             800907107      530    153,500 SH       DEFINED    01       153,500
SOLECTRON CORP                 COM             834182107      459    142,500 SH       DEFINED    01       142,500
SPRINT NEXTEL CORP             COM FON         852061100    2,040    108,000 SH       DEFINED    01       108,000
SYCAMORE NETWORKS INC          COM             871206108    1,822    484,500 SH       DEFINED    01       484,500
TEKELEC                        NOTE 2.250% 6/1 879101AE3    1,004  1,000,000 PRN      DEFINED    01                        1,000,000
TYCO INTL LTD NEW              COM             902124106    1,505     49,500 SH       DEFINED    01        49,500
U S G CORP                     COM NEW         903293405    4,242     77,400 SH       DEFINED    01        77,400
UNITED ONLINE INC              COM             911268100      390     29,400 SH       DEFINED    01        29,400
WAL MART STORES INC            COM             931142103    3,011     65,200 SH       DEFINED    01        65,200
WINN DIXIE STORES INC          COM NEW         974280307      170     12,577 SH       DEFINED    01        12,577

                               67                            341,164


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         67
Form 13F Information Table Value Total:         $341,164
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC


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